Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Property, Plant and Equipment [Line Items]
Property and equipment	$ 56,165	$ 56,165	$ 28,665
Less accumulated depreciation	(34,012)	(29,429)	(28,665)
Total	22,153	26,736
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	12,492	12,492	12,492
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	39,180	39,180	11,680
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 4,493	$ 4,493	$ 4,493